SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Mar. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Significant Customers

	Accounts Receivable		Revenue
	March 31,	December 31,	Three Months Ended March 31,
	2021	2020	2021	2020
Customers:
Customer A	*	*	14%	*
Customer B	15%	30%	*	*
Customer C	13%	20%	*	*
Customer D	36%	17%	*	*
Customer E	*	*	39%	*
Customer F	*	*	*	16%